Liability for Employee Rights upon Retirement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Severance pay expenses	$ 1,118,000	$ 1,257,000	$ 1,748,000
Defined contribution plan expenses	5,267,000	$ 5,030,000	$ 3,747,000
Contribution plan expenses expected	$ 5,400,000